Lease - Summary of Future Lease Payments for the Operating Leases Under the Operating Leases (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 2,887
2027	2,308
2028	1,788
2029	1,698
2030	1,698
2031 and thereafter	4,813
Total	15,192
Less imputed interest	1,142
Present value of lease liabilities	14,050
Less operating lease liabilities-current	2,586
Long-term operating lease liabilities	$ 11,464
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent